Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories
Schedule of Inventory Components and Movement in the Provision

	As of December 31,
In thousands of USD	2020	2021
Merchandise available for sale	9,744	12,379
Less: Provision for slow moving and obsolete inventories	(1,523)	(1,431)
Total Inventories	8,221	10,948

In thousands of USD	Inventories Provision
Balance as of January 1, 2020	1,324
Additions	969
Reversal	(432)
Use of provision	(391)
Effect of translation	53
Balance as of December 31, 2020	1,523
Additions	765
Reversal	(349)
Use of provision	(436)
Effect of translation	(72)
Balance as of December 31, 2021	1,431